Leases - Maturity Analysis of Lease Liability (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 400,867
Less: Future interest charges	(14,979)
Present value of finance lease commitments	385,888
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	78,719
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	176,426
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 145,722